SEGMENTED INFORMATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) segment	Dec. 31, 2022 CAD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	3
Revenue	$ 19,308	$ 15,396
Operating costs	10,727	9,003
Adjusted EBITDA	8,581	6,393
Depreciation and amortization	4,121	2,576
Restructuring, acquisition and other	685	310
Finance costs	2,047	1,233
Other expense (income)	362	(15)
Income before income tax expense	1,366	2,289
Capital expenditures	3,934	3,075
Goodwill	16,280	4,031
Total assets	69,282	55,655
Operating segments | Wireless
Disclosure of operating segments [line items]
Revenue	10,222	9,197
Operating costs	5,236	4,728
Adjusted EBITDA	4,986	4,469
Capital expenditures	1,625	1,758
Goodwill	1,634	1,160
Total assets	28,613	26,298
Operating segments | Cable
Disclosure of operating segments [line items]
Revenue	7,005	4,071
Operating costs	3,231	2,013
Adjusted EBITDA	3,774	2,058
Capital expenditures	1,865	1,019
Goodwill	13,677	1,902
Total assets	34,099	8,040
Operating segments | Media
Disclosure of operating segments [line items]
Revenue	2,335	2,277
Operating costs	2,258	2,208
Adjusted EBITDA	77	69
Capital expenditures	250	142
Goodwill	969	969
Total assets	2,896	2,693
Corporate items and eliminations
Disclosure of operating segments [line items]
Revenue	(254)	(149)
Operating costs	2	54
Adjusted EBITDA	(256)	(203)
Capital expenditures	194	156
Goodwill	0	0
Total assets	$ 3,674	$ 18,624